INVESTMENTS - Summarized Financial Information (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2022	Jul. 03, 2022
Statement of Financial Position [Abstract]
Cash	$ 1
Investments	2,378
Assets	3,161
Liabilities	784
Equity	2,377	$ 0
Income Statement [Abstract]
Net (income) attributable to redeemable non-controlling interest in consolidated funds	(6)
Net (income) attributable to preferred share redeemable non-controlling interest	(35)
Brookfield Asset Management ULC
Statement of Financial Position [Abstract]
Cash	3,545
Investments	6,877
Assets	14,087
Liabilities	2,670
Preferred shares redeemable non-controlling interest	1,811
Equity	9,606
Income Statement [Abstract]
Revenues	174
Expenses	(61)
Net income	84
Net income attributable to common stockholders, basic	43
Net income attributable to common stockholders, diluted	$ 43